Financial assets available for sale	12 Months Ended
Dec. 31, 2017
Financial Assets Available For Sale
Disclosure of available-for-sale financial assets [text block]

10 Financial assets available for sale

(€ million)	December 31, 2017	December 31, 2016
Securities held for non-operating purposes
Quoted bonds issued by sovereign states	190	210
Quoted securities issued by financial institutions	17	28
	207	238

The breakdown by currency is provided below:

(€ million)	December 31, 2017	December 31, 2016
Euro	176	199
U.S. Dollar	31	39
	207	238

At December 31, 2017, bonds issued by sovereign states amounted to €190 million (€210 million at December 31, 2016). The breakdown is presented below:

	Nominal value (€ million)	Fair Value (€ million)	Nominal rate of return (%)	Maturity date	Rating – Moody’s	Rating – S&P
Fixed rate bonds
Belgium	27	30	from 3.75 to 4.25	from 2019 to 2021	Aa3	AA
Spain	25	27	from 1.40 to 5.50	from 2018 to 2021	Baa2	BBB+
France	17	19	from 1.00 to 3.25	from 2018 to 2023	Aa2	AA
Poland	15	18	from 4.50 to 6.38	from 2019 to 2022	A2	BBB+
Ireland	17	18	from 0.80 to 4.50	from 2019 to 2022	A2	A+
Iceland	14	15	from 2.50 to 5.88	from 2020 to 2022	A3	A
Italy	14	15	from 0,65 to 3,50	from 2018 to 2020	Baa2	BBB
Portugal	7	8	4.75	2019	Ba1	BBB-
Czech Republic	7	8	3.63	2021	A1	AA-
Slovenia	8	8	2.25	2022	Baa1	A+
Slovakia	7	7	1.50	2018	A2	A+
United States of America	6	6	from 1.25 to 3.13	from 2019 to 2020	Aaa	AA+
Canada	5	5	1.63	2019	Aaa	AAA
Finland	5	5	1.75	2019	Aa1	AA+
Netherlands	1	1	4.00	2018	Aaa	AAA
Total	175	190

Quoted securities amounting to €17 million (€28 million at December 31, 2016) were issued by financial institutions with a rating from Aaa to Aa1 (Moody’s) and from AAA to AA+ (S&P).

The Group’s insurance company Eni Insurance DAC held securities of  €207 million at the balance sheet date (€238 million at December 31, 2016). From 2016, European insurance companies have been waived from retaining certain amounts of financial assets to fund the loss provisions based on new capital and solvency requirements enacted by the EU Solvency II Directive. Therefore, those securities are no longer held for operating purposes and are part of the Group liquidity reserve.

The effects of fair value measurement of securities are set out below:

(€ million)	Fair value	Deferred tax liabilities	Other reserves of shareholders' equity
Carrying amount at December 31, 2016	5	(1)	4
Changes recognized in equity	(5)	1	(4)
Carrying amount at December 31, 2017

The fair value was determined based on market quotations. The fair value hierarchy is level 1.